Investments in associates (Tables)	12 Months Ended
Dec. 31, 2022
Interest In Other Entities [Abstract]
Disclosure of interests in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet. There were no individually material associates to the Group at 31 December 2022. The associate which was material to the Group at both 31 December 2021 and 2020 was Rosneft. At 31 December 2021 and 2020 bp classified its investment in Rosneft as an associate because, in management's judgement, bp had significant influence over Rosneft. On 27 February 2022, bp announced it would exit its shareholding in Rosneft and bp's two nominated Rosneft directors both stepped down from Rosneft's board. As a result, the significant judgement on significant influence over Rosneft was reassessed and a new significant estimate was identified for the fair value of bp's equity investment in Rosneft. From that date, bp accounts for its interest in Rosneft as a financial asset measured at fair value within ‘Other investments’. The total pre-tax charge during the year-ended 31 December 2022 relating to bp’s investment in Rosneft is $24,561 million consisting of $11,082 million included in losses on disposal, primarily relating to the recycling to the income statement of accumulated exchange losses, and a $13,479 million impairment charge including $528 million which relates to estimated earnings in the first two months of the year prior to the loss of significant influence. For further information see Note 1 - Investment in Rosneft and Note 4 Disposals and impairment. As a result of bp's decision to exit its other businesses with Rosneft in Russia, which were primarily accounted for as investments in associates, an additional impairment charge of $1,043 million including $35 million which relates to estimated earnings in the first two months of the year and accumulated exchange losses of $479 million previously charged to equity have been taken to the income statement. The total pre-tax charge in 2022 relating to bp's investment in Rosneft and other businesses with Rosneft in Russia is $25,520 million.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2022	2021	2020	2022	2021
Rosneft[a]	528	2,694	(229)	—	14,354
Other associates	874	762	128	8,201	6,647
	1,402	3,456	(101)	8,201	21,001
a
The following table provides summarized financial information relating to Rosneft for 2021 and 2020. This information is presented on a 100% basis and reflects adjustments made by bp to Rosneft’s own results in applying the equity method of accounting. bp adjusted Rosneft’s results for the accounting required under IFRS relating to bp’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of bp’s interest in TNK-BP.

		$ million
		Gross amount
	2021	2020
Sales and other operating revenues	118,755	82,786
Profit before interest and taxation	18,537	1,270
Finance costs	1,357	1,742
Profit (loss) before taxation	17,180	(472)
Taxation	3,209	208
Non-controlling interests	1,743	482
Profit (loss) for the year	12,228	(1,162)
Other comprehensive income	54	1,653
Total comprehensive income	12,282	491
Non-current assets	155,898
Current assets	45,790
Total assets	201,688
Current liabilities	47,061
Non-current liabilities	78,117
Total liabilities	125,178
Net assets	76,510
Less: non-controlling interests	11,357
	65,153
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2022		2021		2020
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	1,042	417	852	201	855	169

						$ million
Purchases from associates		2022		2021		2020
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	6,199	2,086	7,683	2,072	4,926	1,280

Summarized financial information of associates	Summarized financial information for the group’s share of associates is shown below.

							$ million
							bp share
	2022			2021			2020
	Total	Rosneft	Other	Total	Rosneft	Other	Total
Sales and other operating revenues	14,841	26,163	10,005	36,168	17,535	5,946	23,481
Profit before interest and taxation	3,053	4,084	1,602	5,686	295	276	571
Finance costs	73	299	73	372	372	80	452
Profit (loss) before taxation	2,980	3,785	1,529	5,314	(77)	196	119
Taxation	1,498	707	767	1,474	51	67	118
Non-controlling interests	80	384	—	384	101	1	102
Profit (loss) for the year	1,402	2,694	762	3,456	(229)	128	(101)
Other comprehensive income	352	12	27	39	336	(19)	317
Total comprehensive income	1,754	2,706	789	3,495	107	109	216
Non-current assets	11,993	34,346	9,259	43,605
Current assets	3,368	10,088	2,418	12,506
Total assets	15,361	44,434	11,677	56,111
Current liabilities	2,936	10,368	1,876	12,244
Non-current liabilities	4,255	17,210	3,298	20,508
Total liabilities	7,191	27,578	5,174	32,752
Net assets	8,170	16,856	6,503	23,359
Less: non-controlling interests	—	2,502	—	2,502
	8,170	14,354	6,503	20,857
Group investment in associates
Group share of net assets (as above)	8,170	14,354	6,503	20,857
Loans made by group companies to associates	31	—	144	144
	8,201	14,354	6,647	21,001